Share Capital and Warrants - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning Balance		$ 4,391	$ 4,377
Stock-Based Compensation Expense		159	49	$ 67
Purchase of Common Shares Under NCIB		(120)
Common Shares Issued on Exercise of Stock Options		(1)
Ending Balance	$ 4,284	4,284	4,391	4,377
NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense		14	14
Earnings Prior to Encana Split
Disclosure of reserves within equity [line items]
Beginning Balance		4,086	4,086
Purchase of Common Shares Under NCIB		0
Common Shares Issued on Exercise of Stock Options		0
Ending Balance	4,086	4,086	4,086	4,086
Earnings Prior to Encana Split | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense		0	0
Stock-Based Compensation
Disclosure of reserves within equity [line items]
Beginning Balance		305	291
Purchase of Common Shares Under NCIB		0
Common Shares Issued on Exercise of Stock Options		(1)
Ending Balance	318	318	305	291
Stock-Based Compensation | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense		14	14
Common shares
Disclosure of reserves within equity [line items]
Beginning Balance		0	0
Purchase of Common Shares Under NCIB	(120)	(120)
Common Shares Issued on Exercise of Stock Options		0
Ending Balance	$ (120)	(120)	0	$ 0
Common shares | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense		$ 0	$ 0